BALANCE SHEET (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Restated Amount	Jun. 30, 2011 Licensing Agreements	Jun. 30, 2011 Patent Development	Dec. 31, 2010 Patent Development
CURRENT ASSETS:
Cash and cash equivalents	$ 25,287	$ 69,517	$ 67,228	$ 69,517
Due from shareholder	27,500	25,000
Other Current Assets				303,756
Prepaid expenses	285,045	278,756
Total current assets	337,832	373,274
Fixed Assets/Property and equipment, net	1,173,032	812,478	36,151	812,478
Goodwill	23,276	23,276	52,672	48,277
TOTAL ASSETS	1,578,140	1,234,028	156,051	1,234,028
Intangible assets					15,000	29,000	25,000
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	451,677	384,983	133,388	399,151
Credit cards	17,051	14,168
Accrued salaries	120,000	246,225	461,449	246,225
Accrued interest payable	34,940	1,322
Convertible promissory notes, net of discounts of $401,259 and 91,818, respectively	185,243	33,182
Embedded Derivative Liability/Embedded conversion option liabilities	706,189	160,659		160,659
Note Payable Gifford Mabie	798,144	740,569
Notes Payable and Accrued Interest			10,000	775,073
Total current liabilities	2,313,244	1,581,108	604,837	1,581,108
Total liabilities	2,313,244	1,581,108	604,837	1,581,108
Minority Interest
STOCKHOLDERS' DEFICIT/EQUITY:
Preferred stock	1,500	1,500	1,500	1,500
Common stock	49,179	42,869	35,198	42,869
Treasury Stock	(969)	(969)		(969)
Additional paid-in capital	26,749,077	25,061,270	22,515,983	25,186,271
Accumulated deficit	(27,533,890)	(25,451,751)
Deficit accumulated during the development stage			(23,001,467)	(25,576,751)
Total shareholders' deficit/equity	(735,103)	(347,080)	(448,786)	(347,080)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,578,140	$ 1,234,028	$ 156,051	$ 1,234,028